Derivative financial instruments - Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Derivative financial instrument assets	$ 6,121	$ 165,100
Not rated
Derivative financial instruments
Derivative financial instrument assets	$ 6,121	$ 165,100